NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2024
Newbuildings [Abstract]
Schedule of Newbuildings Activity
Movements in the year ended December 31, 2024, are summarized as follows:

(in thousands of $)
Balance as of December 31, 2022	91,898
Installments paid	172,892
Capitalized interest expense	5,194
Other	4,297
Transfer to vessels and equipment	(219,504)
Balance as of December 31, 2023	54,777
Installments paid	94,675
Capitalized interest expense	2,152
Other	2,233
Transfer to vessels and equipment	(153,837)
Balance as of December 31, 2024	—